Organization	12 Months Ended
Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization

NOTE 1. Organization

Description of Business

Arcturus Therapeutics Ltd. and subsidiaries (referred to as the “Company”) is a nucleic acid medicines company with enabling technologies – UNA Oligomer chemistry and LUNAR® lipid-mediated delivery. The company remains domiciled in Israel subsequent to the merger described herein.

Reverse Merger

On November 15, 2017, Alcobra Ltd. acquired Arcturus Therapeutics, Inc. pursuant to a merger between the companies (the “merger”). Prior to the merger, Alcobra Ltd.’s net assets consisted of cash, investments and nominal non-operating assets. Upon consummation of the merger, Alcobra Ltd. adopted the business plan of Arcturus Therapeutics, Inc. In connection with the merger, Alcobra Ltd. agreed to acquire all of the outstanding common stock of Arcturus Therapeutics, Inc. in exchange for the issuance of an aggregate 6,631,712 of Alcobra Ltd.’s Ordinary Shares, par value 0.07 NIS per share (the “Ordinary Shares”), after giving effect to a 1-for-7 reverse split effected immediately prior to the merger. As a result of the merger, Arcturus Therapeutics, Inc. became a wholly-owned subsidiary of Alcobra Ltd. While Alcobra Ltd. was the legal acquirer in the transaction, Arcturus Therapeutics, Inc. was deemed the accounting acquirer. Immediately after giving effect to the merger, on November 15, 2017, Alcobra Ltd. changed its name to Arcturus Therapeutics Ltd. (“Arcturus” or the “Company”). On November 16, 2017, the Company commenced trading under the symbol “ARCT.” The Company’s principal executive offices are located in San Diego, California.

In accordance with the authoritative literature, a transaction where a private company merges into a public company with no operations and nominal net assets should be accounted for as a capital transaction rather than a business combination. Consequently, the reverse merger was accounted for as an issuance of shares by the Company for the net assets of Alcobra Ltd., accompanied by a recapitalization. Excess of considerations paid over net assets acquired and other merger-related costs were recorded as a charge to additional paid-in capital as discussed in Note 6. While Alcobra Ltd. was the legal acquirer in the merger, Arcturus was deemed the accounting acquirer. As a result, the financial statements of the Company prior to the merger date are the historical financial statements of Arcturus whereas the financial statements of the Company after the merger date reflect the results of the operations of Arcturus and Alcobra Ltd. on a combined basis. All historical information presented herein has been retroactively restated to reflect the effect of the merger shares exchange ratio, reverse stock split and change to the authorized number of Ordinary Shares in accordance with Accounting Standards Codification Topic 260, “Earnings Per Share”.

Liquidity

The Company’s activities since inception have consisted principally of performing research and development activities and raising capital. The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding before the Company achieves sustainable revenues and profit from operations.

Historically, the Company’s primary source of financing has been through the sale of its securities, through issuance of convertible promissory notes and through collaboration agreements. Research and development activities have required significant capital investment since the Company’s inception. We expect our operations to continue to require cash investment to pursue the Company’s research and development activities, including preclinical studies, formulation development, clinical trials and related drug manufacturing. The Company has a limited operating history, and is preclinical with no revenues from sales of its products, and the sales and income potential of the Company’s business and market are unproven. The Company has experienced net losses since its inception and as of December 31, 2017 has an accumulated deficit of $23.1 million . The Company acquired $36.4 million in cash, cash equivalents and short-term investments in conjunction with the merger, however, the Company expects to continue to incur additional losses for the next several years, and over that period the Company may need to raise additional debt or equity financing or enter into additional partnerships to fund its development. The ability of the Company to transition to profitability is dependent on developing products and product revenues to support the level of expenses. If the Company is not able to achieve its planned revenue growth or incurs costs in excess of its forecasts, it may be required to reduce discretionary spending, may not be able to continue the development of all of its products or may be required to delay part of its development programs, which could have a material adverse effect on the Company’s ability to achieve its intended business objectives. There can be no assurances that additional financing will be secured or, if secured, will be on favorable terms. The Company's management and board of directors are of the opinion that its current financial resources will be sufficient to continue the development of the Company's products for at least twelve months from the filing of this Annual Report.

In order to support our long-term plans, we intend to seek additional capital through equity and/or debt financings, collaborative or other funding arrangements with partners or through other sources of financing. Should we seek additional financing from outside sources, we may not be able to raise such financing on terms acceptable to us or at all. If we are unable to raise additional capital when required or on acceptable terms, we may be required to scale back or discontinue the advancement of product candidates, reduce headcount, liquidate our assets, file for bankruptcy, reorganize, merge with another entity, or cease operations. If we are unable to maintain sufficient financial resources, our business, financial condition and results of operations will be materially and adversely affected. There can be no assurance that the Company will be able to obtain the needed financing on acceptable terms or at all.